INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2022	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Bank wealth management products	888,828	—	—	888,828
Debt securities	60,218	(10,154)	(1,154)	48,910
Non-marketable equity investments	35,000	—	—	35,000

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2023	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Bank wealth management products	127,000	—	—	127,000
Debt securities	24,241	5,253	122	29,616
Non-marketable equity investments	281,410	2,406	(2,348)	281,468